Organization and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Office	Dec. 31, 2012
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Commencement of operation	May 01, 2003
Shares received by bank shareholders description	six shares for every five shares held
Number of banking offices	5
Held to maturity investments	$ 0
Originate guaranteed loans for sales	0	0
Employee contribution matching contribution percent	6.00%
Maximum age of employee to eligible under SERP plan	65 years
Deferred compensation plan, additional matching contribution percentage	30.00%
Marketing and advertising cost incurred	$ 129,048	$ 107,110
Interim impairment test beginning date	Sep. 15, 2012
Surrey Bank & Trust [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Commencement of operation	Jul. 22, 1996
Date of incorporation	Jul. 15, 1996
Surrey Investment Services Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 10, 1998
Freedom Finance, LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 31, 2000